Provisions - Termination Plans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits [Abstract]
Provision for post-employment plans	€ 2,394	€ 2,583
Additions	179	571
Retirements/amount applied	(759)	(822)
Transfers	(8)	35
Translation differences and accretion	(9)	27
Provision for post-employment plans	€ 1,797	€ 2,394